Finite Lived Intangible Assets and Goodwill - Schedule of Future Expected Amortization Expense of Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Expected Amortization Expense of Intangible Assets [Abstract]
2026 (remaining)	$ 1,321,186
2026/2027	2,632,084	$ 66,181
2027/2028	2,585,501	50,083
2028/2029	2,567,477	3,500
2030	2,547,143
Thereafter	9,705,794
Total	$ 21,359,186	$ 119,765	$ 224,137